Note 7 - Risk Management (Tables)	12 Months Ended
Dec. 31, 2017
Risk Management Abstract
Maximum Credit Risk Exposure
Maximum Credit Risk Exposure (Millions of euros)
	Notes	2017	2016	2015
Financial assets held for trading		29,430	31,995	37,424
Debt securities	10.1	22,573	27,166	32,825
Government		20,716	24,165	29,454
Credit institutions		816	1,652	1,765
Other sectors		1,041	1,349	1,606
Equity instruments	10.1	6,801	4,675	4,534
Loans and advances to customers		56	154	65
Other financial assets designated at fair value through profit or loss	11	2,709	2,062	2,311
Loans and advances to customers		648	-	62
Debt securities		174	142	173
Government		93	84	132
Credit institutions		63	47	29
Other sectors		18	11	11
Equity instruments		1,888	1,920	2,075
Available-for-sale financial assets		70,761	79,553	113,710
Debt securities	12.1	66,273	74,739	108,448
Government		53,378	55,047	81,579
Credit institutions		3,902	5,011	8,069
Other sectors		8,993	14,682	18,800
Equity instruments	12.1	4,488	4,814	5,262
Loans and receivables		444,320	482,011	490,580
Loans and advances to central banks	13.1	7,300	8,894	17,830
Loans and advances to credit institutions	13.2	26,297	31,416	29,368
Loans and advances to customers	13.3	400,369	430,474	432,856
Government		32,525	34,873	38,611
Agriculture		3,876	4,312	4,315
Industry		52,026	57,072	56,913
Real estate and construction		29,671	37,002	38,964
Trade and finance		47,951	47,045	43,576
Loans to individuals		172,868	192,281	194,288
Other		61,452	57,889	56,188
Debt securities	13.4	10,354	11,226	10,526
Government		4,412	4,709	3,275
Credit institutions		31	37	125
Other sectors		5,911	6,481	7,126
Held-to-maturity investments		13,765	17,710	-
Government		12,620	16,049	-
Credit institutions		1,056	1,515	-
Other sectors		89	146	-
Derivatives (trading and hedging)	10.4 - 15	45,628	54,122	49,350
TOTAL FINANCIAL ASSETS RISK		606,613	667,454	693,375

Loan commitments given	33	94,268	107,254	123,620
Financial guarantees given	33	16,545	18,267	19,176
Other Commitments given	33	45,738	42,592	42,813

Total Maximum Credit Exposure		763,165	835,567	878,984

Loans And Advances Breakdown By Counterparty
December 2017 (Millions of euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total
On demand and short notice	-	222	-	270	7,663	2,405	10,560
Credit card debt	-	6	-	3	1,862	13,964	15,835
Trade receivables		1,624	-	497	20,385	198	22,705
Finance leases	-	205	-	36	8,040	361	8,642
Reverse repurchase loans	305	1,290	13,793	10,912	-	-	26,300
Other term loans	6,993	26,983	4,463	5,763	125,228	155,418	324,848
Advances that are not loans	2	1,964	8,005	1,044	1,459	522	12,995
Loans and advances	7,301	32,294	26,261	18,525	164,637	172,868	421,886
of which: mortgage loans [Loans collateralized by immovable property]		998	-	308	37,353	116,938	155,597
of which: other collateralized loans		7,167	13,501	12,907	24,100	9,092	66,767
of which: credit for consumption						40,705	40,705
of which: lending for house purchase						114,709	114,709
of which: project finance loans					16,412		16,412

December 2016 (Millions of euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total
On demand and short notice	-	373	-	246	8,125	2,507	11,251
Credit card debt	-	1	-	1	1,875	14,719	16,596
Trade receivables		2,091	-	998	20,246	418	23,753
Finance leases	-	261	-	57	8,647	477	9,442
Reverse repurchase loans	81	544	15,597	6,746	-	-	22,968
Other term loans	8,814	29,140	7,694	6,878	136,105	167,892	356,524
Advances that are not loans	-	2,410	8,083	2,082	1,194	620	14,389
Loans and advances	8,894	34,820	31,373	17,009	176,192	186,633	454,921
of which: mortgage loans [Loans collateralized by immovable property]		4,722	112	690	44,406	132,398	182,328
of which: other collateralized loans		3,700	15,191	8,164	21,863	6,061	54,979
of which: credit for consumption						44,504	44,504
of which: lending for house purchase						127,606	127,606
of which: project finance loans					19,269		19,269

December 2015 (Millions of euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total
On demand and short notice	-	783	-	38	8,356	2,050	11,228
Credit card debt	-	1	-	2	1,892	15,057	16,952
Trade receivables		3,055	-	800	19,605	411	23,871
Finance leases	-	301	-	420	7,534	1,103	9,357
Reverse repurchase loans	149	326	11,676	4,717	9	-	16,877
Other term loans	10,017	31,971	8,990	5,968	134,952	168,729	360,626
Advances that are not loans	7,664	2,108	8,713	2,261	919	863	22,528
Loans and advances	17,830	38,544	29,379	14,206	173,267	188,213	461,438
of which: mortgage loans [Loans collateralized by immovable property]		4,483	264	656	43,961	135,102	184,466
of which: other collateralized loans		3,868	12,434	6,085	22,928	6,131	51,446
of which: credit for consumption						40,906	40,906
of which: lending for house purchase						126,591	126,591
of which: project finance loans					21,141		21,141

BBVA Abridged Rating Scale
External rating	Internal rating	Probability of default(basic points)
Standard&Poor's List	Reduced List (22 groups)	Average	Minimum from >=	Maximum
AAA	AAA	1	-	2
AA+	AA+	2	2	3
AA	AA	3	3	4
AA-	AA-	4	4	5
A+	A+	5	5	6
A	A	8	6	9
A-	A-	10	9	11
BBB+	BBB+	14	11	17
BBB	BBB	20	17	24
BBB-	BBB-	31	24	39
BB+	BB+	51	39	67
BB	BB	88	67	116
BB-	BB-	150	116	194
B+	B+	255	194	335
B	B	441	335	581
B-	B-	785	581	1,061
CCC+	CCC+	1,191	1,061	1,336
CCC	CCC	1,500	1,336	1,684
CCC-	CCC-	1,890	1,684	2,121
CC+	CC+	2,381	2,121	2,673
CC	CC	3,000	2,673	3,367
CC-	CC-	3,780	3,367	4,243

Internal Rating Exposure
	December 2017		December 2016		December 2015
Credit Risk Distribution by Internal Rating	Amount(Millions of Euros)%		Amount(Millions of Euros)%		Amount(Millions of Euros)%
AAA/AA+/AA/AA-	38,124	12.04%	35,430	11.84%	27,913	9.17%
A+/A/A-	68,638	21.68%	58,702	19.62%	62,798	20.64%
BBB+	40,626	12.83%	43,962	14.69%	43,432	14.27%
BBB	28,194	8.90%	27,388	9.15%	28,612	9.40%
BBB-	51,845	16.37%	41,713	13.94%	40,821	13.41%
BB+	29,088	9.19%	32,694	10.92%	28,355	9.32%
BB	17,009	5.37%	19,653	6.57%	23,008	7.56%
BB-	15,656	4.94%	13,664	4.57%	12,548	4.12%
B+	11,180	3.53%	10,366	3.46%	8,597	2.83%
B	9,101	2.87%	4,857	1.62%	5,731	1.88%
B-	2,962	0.94%	3,687	1.23%	3,998	1.31%
CCC/CC	4,223	1.33%	7,149	2.39%	18,488	6.08%
Total	316,649	100.00%	299,264	100.00%	304,300	100.00%

Past Due But Not Impaired
December 2017 (Millions of euros)
	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated	Collective allowances for incurred but not reported losses	Accumulated write-offs
	≤ 30 days	> 30 days ≤ 60 days	> 60 days ≤ 90 days
Debt securities	-	-	-	66	38	(28)	(21)	-
Loans and advances	3,432	759	503	19,401	10,726	(8,675)	(4,109)	(29,938)
General governments	75	3	13	171	129	(42)	(69)	(27)
Credit institutions	-	-	-	11	5	(6)	(30)	(5)
Other financial corporations	2	-	-	12	6	(7)	(19)	(5)
Non-financial corporations	843	153	170	10,791	5,192	(5,599)	(1,939)	(18,988)
Households	2,512	603	319	8,417	5,395	(3,022)	(2,052)	(10,913)
TOTAL	3,432	759	503	19,467	10,764	(8,703)	(4,130)	(29,938)
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	77	12	11	389	151	(238)
Credit card debt	397	66	118	629	190	(439)
Trade receivables	115	8	9	515	179	(336)
Finance leases	138	66	47	431	155	(276)
Other term loans	2,705	606	317	17,417	10,047	(7,370)
Advances that are not loans	1	-	1	20	3	(16)
of which: mortgage loans (Loans collateralized by immovable property)	1,345	360	164	11,388	7,630	(3,757)
of which: other collateralized loans	592	137	43	803	493	(310)
of which: credit for consumption	1,260	248	207	1,551	457	(1,093)
of which: lending for house purchase	1,034	307	107	5,730	4,444	(1,286)
of which: project finance loans	13	-	25	1,165	895	(271)

(*) Corresponding to €2,763 million of specific allowances for financial assets, individually estimated and €5,940 million of specific allowances for financial assets collectively estimated.

December 2016 (Millions of euros)
	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated	Collective allowances for incurred but not reported losses	Accumulated write-offs
	≤ 30 days	> 30 days ≤ 60 days	> 60 days ≤ 90 days
Debt securities	-	-	-	272	128	(144)	(46)	(1)
Loans and advances	3,384	696	735	22,925	12,133	(10,793)	(5,224)	(29,346)
General governments	66	-	2	295	256	(39)	(13)	(13)
Credit institutions	3	-	82	10	3	(7)	(36)	(5)
Other financial corporations	4	7	21	34	8	(25)	(57)	(6)
Non-financial corporations	968	209	204	13,786	6,383	(7,402)	(2,789)	(18,020)
Households	2,343	479	426	8,801	5,483	(3,319)	(2,329)	(11,303)
TOTAL	3,384	696	735	23,197	12,261	(10,937)	(5,270)	(29,347)
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	79	15	29	562	249	(313)
Credit card debt	377	88	124	643	114	(529)
Trade receivables	51	15	13	424	87	(337)
Finance leases	188	107	59	516	252	(264)
Reverse repurchase loans	-	-	82	1	-	(1)
Other term loans	2,685	469	407	20,765	11,429	(9,336)
Advances that are not loans	5	-	21	14	2	(12)
of which: mortgage loans (Loans collateralized by immovable property)	1,202	265	254	16,526	9,008	(5,850)
of which: other collateralized loans	593	124	47	1,129	656	(275)
of which: credit for consumption	1,186	227	269	1,622	455	(1,168)
of which: lending for house purchase	883	194	105	6,094	4,546	(1,548)
of which: project finance loans	138	-	-	253	105	(147)

December 2015 (Millions of euros)
	Past due but not impaired			Impaired assets	Carrying amount of the impaired assets	Specific allowances for financial assets, individually and collectively estimated	Collective allowances for incurred but not reported losses	Accumulated write-offs
	≤ 30 days	> 30 days ≤ 60 days	> 60 days ≤ 90 days
Debt securities	-	-	-	81	46	(35)	(113)	-
Loans and advances	3,445	825	404	25,358	12,527	(12,831)	(5,911)	(26,143)
General governments	154	278	2	194	157	(37)	(30)	(19)
Credit institutions	-	-	-	25	9	(17)	(34)	(5)
Other financial corporations	7	1	14	67	29	(38)	(124)	(5)
Non-financial corporations	838	148	48	16,254	7,029	(9,225)	(3,096)	(15,372)
Households	2,446	399	340	8,817	5,303	(3,514)	(2,626)	(10,743)
TOTAL	3,445	825	404	25,439	12,573	(12,866)	(6,024)	(26,143)
Loans and advances by product, by collateral and by subordination
On demand (call) and short notice (current account)	134	13	7	634	204	(430)
Credit card debt	389	74	126	689	161	(528)
Trade receivables	98	26	22	628	179	(449)
Finance leases	136	29	21	529	222	(307)
Reverse repurchase loans	1	-	-	1	1	(1)
Other term loans	2,685	682	227	22,764	11,747	(11,017)
Advances that are not loans	2	-	-	113	13	(99)
of which: mortgage loans (Loans collateralized by immovable property)	1,342	266	106	16,526	9,767	(6,877)
of which: other collateralized loans	589	102	27	1,129	809	(339)
of which: credit for consumption	957	164	220	1,543	404	(1,139)
of which: lending for house purchase	616	174	110	5,918	4,303	(1,615)
of which: project finance loans	3	-	1	276	66	(211)

Loans And Advances Impaired And Accumulated Impairmetnt
December 2017 (Millions of euros)
	Non-performing	Accumulated impairment or Accumulated changes in fair value due to credit risk	Non-performing loans and advances as a % of the total
General governments	171	(111)	0.5%
Credit institutions	11	(36)	-
Other financial corporations	12	(26)	0.1%
Non-financial corporations	10,791	(7,538)	6.3%
Agriculture, forestry and fishing	166	(123)	4.3%
Mining and quarrying	177	(123)	3.7%
Manufacturing	1,239	(955)	3.6%
Electricity, gas, steam and air conditioning supply	213	(289)	1.8%
Water supply	29	(11)	4.5%
Construction	2,993	(1,708)	20.1%
Wholesale and retail trade	1,706	(1,230)	5.9%
Transport and storage	441	(353)	4.2%
Accommodation and food service activities	362	(222)	4.3%
Information and communication	984	(256)	17.0%
Real estate activities	1,171	(1,100)	7.9%
Professional, scientific and technical activities	252	(183)	3.8%
Administrative and support service activities	188	(130)	6.3%
Public administration and defense, compulsory social security	4	(6)	1.9%
Education	31	(25)	3.4%
Human health services and social work activities	75	(68)	1.7%
Arts, entertainment and recreation	69	(38)	4.6%
Other services	690	(716)	4.3%
Households	8,417	(5,073)	4.7%
LOANS AND ADVANCES	19,401	(12,784)	4.5%

December 2016 (Millions of euros)
	Non-performing	Accumulated impairment or Accumulated changes in fair value due to credit risk	Non-performing loans and advances as a % of the total
General governments	295	(52)	0.8%
Credit institutions	10	(42)	-
Other financial corporations	34	(82)	0.2%
Non-financial corporations	13,786	(10,192)	7.4%
Agriculture, forestry and fishing	221	(188)	5.1%
Mining and quarrying	126	(83)	3.3%
Manufacturing	1,569	(1,201)	4.5%
Electricity, gas, steam and air conditioning supply	569	(402)	3.2%
Water supply	29	(10)	3.5%
Construction	5,358	(3,162)	26.3%
Wholesale and retail trade	1,857	(1,418)	6.2%
Transport and storage	442	(501)	4.5%
Accommodation and food service activities	499	(273)	5.9%
Information and communication	112	(110)	2.2%
Real estate activities	1,441	(1,074)	8.7%
Professional, scientific and technical activities	442	(380)	6.0%
Administrative and support service activities	182	(107)	7.3%
Public administration and defense, compulsory social security	18	(25)	3.0%
Education	58	(31)	5.4%
Human health services and social work activities	89	(88)	1.8%
Arts, entertainment and recreation	84	(51)	5.1%
Other services	691	(1,088)	4.2%
Households	8,801	(5,648)	4.6%
LOANS AND ADVANCES	22,925	(16,016)	5.0%

December 2015 (Millions of euros)
	Non-performing	Accumulated impairment or Accumulated changes in fair value due to credit risk	Non-performing loans and advances as a % of the total
General governments	194	(67)	0.5%
Credit institutions	25	(51)	0.1%
Other financial corporations	67	(162)	0.5%
Non-financial corporations	16,254	(12,321)	8.8%
Agriculture, forestry and fishing	231	(180)	5.4%
Mining and quarrying	192	(114)	4.7%
Manufacturing	1,947	(1,729)	5.8%
Electricity, gas, steam and air conditioning supply	250	(395)	1.4%
Water supply	44	(23)	5.2%
Construction	6,585	(4,469)	30.1%
Wholesale and retail trade	1,829	(1,386)	6.3%
Transport and storage	616	(607)	6.4%
Accommodation and food service activities	567	(347)	7.0%
Information and communication	110	(100)	2.3%
Real estate activities	1,547	(1,194)	9.1%
Professional, scientific and technical activities	944	(454)	12.8%
Administrative and support service activities	224	(148)	6.9%
Public administration and defense, compulsory social security	18	(25)	2.8%
Education	26	(19)	2.6%
Human health services and social work activities	82	(91)	1.8%
Arts, entertainment and recreation	100	(63)	6.6%
Other services	942	(977)	6.1%
Households	8,817	(6,140)	4.5%
LOANS AND ADVANCES	25,358	(18,742)	5.5%

Changes In Impaired Financial Assets And Contingent Risks
Changes in Impaired Financial Assets and Contingent Risks (Millions of euros)
	2017(**)	2016	2015
Balance at the beginning	23,877	26,103	23,234
Additions	10,856	11,133	14,872
Decreases (*)	(7,771)	(7,633)	(6,720)
Net additions	3,085	3,500	8,152
Amounts written-off	(5,758)	(5,592)	(4,989)
Exchange differences and other	(615)	(134)	(295)
Balance at the end	20,590	23,877	26,103

(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of mortgage foreclosures and real estate assets received in lieu of payment as well as monetary recoveries (see Notes 20 and 21 to the consolidated financial statement for additional information).

(**) Includes impaired loans of Chile

Changes In Impaired Financial Assets Written Off
Changes in Impaired Financial Assets Written-Off from the Balance Sheet (Millions of Euros)
	Notes	2017	2016	2015
Balance at the beginning		29,347	26,143	23,583
Acquisition of subsidiaries in the year		-	-	1,362
Increase:		5,986	5,699	6,172
Decrease:		(4,442)	(2,384)	(4,830)
Re-financing or restructuring		(9)	(32)	(28)
Cash recovery	47	(558)	(541)	(490)
Foreclosed assets		(149)	(210)	(159)
Sales of written-off		(2,284)	(45)	(54)
Debt forgiveness		(1,121)	(864)	(3,119)
Time-barred debt and other causes		(321)	(692)	(980)
Net exchange differences		(752)	(111)	(144)
Balance at the end		30,139	29,347	26,143

Impairment Losses Valuation Adjustments
December 2017 (Millions of euros)
	Opening balance	Increases due to amounts set aside for estimated loan losses during the period	Decreases due to amounts reversed for estimated loan losses during the period	Decreases due to amounts taken against allowances	Transfers between allowances	Other adjustments	Closing balance	Recoveries recorded directly to the statement of profit or loss
Equity instruments
Specific allowances for financial assets, individually and collectively estimated	(10,937)	(7,484)	2,878	4,503	1,810	526	(8,703)	558
Debt securities	(144)	(26)	6	-	123	13	(28)	-
Credit institutions	(15)	(5)	4	-	16	-	-	-
Other financial corporations	(26)	(4)	2	-	-	13	(16)	-
Non-financial corporations	(103)	(17)	-	-	107	-	(12)	-
Loans and advances	(10,793)	(7,458)	2,872	4,503	1,687	513	(8,675)	558
General governments	(39)	(70)	37	14	1	15	(42)	1
Credit institutions	(7)	(2)	2	-	-	1	(6)	-
Other financial corporations	(25)	(287)	3	38	227	38	(7)	-
Non-financial corporations	(7,402)	(3,627)	1,993	3,029	(228)	636	(5,599)	345
Households	(3,319)	(3,472)	837	1,422	1,687	(177)	(3,022)	212
Collective allowances for incurred but not reported losses on financial assets	(5,270)	(1,783)	2,159	1,537	(1,328)	557	(4,130)	-
Debt securities	(46)	(8)	30	1	-	3	(21)	-
Loans and advances	(5,224)	(1,776)	2,128	1,536	(1,328)	554	(4,109)	-
Total	(16,206)	(9,267)	5,037	6,038	482	1,083	(12,833)	558

December 2016 (Millions of euros)
	Opening balance	Increases due to amounts set aside for estimated loan losses during the period	Decreases due to amounts reversed for estimated loan losses during the period	Decreases due to amounts taken against allowances	Transfers between allowances	Other adjustments	Closing balance	Recoveries recorded directly to the statement of profit or loss

Equity instruments
Specific allowances for financial assets, individually and collectively estimated	(12,866)	(6,912)	2,708	5,673	(123)	583	(10,937)	540
Debt securities	(35)	(167)	6	64	(10)	(2)	(144)	-
Credit institutions	(20)	-	-	5	-	-	(15)	-
Other financial corporations	(15)	(29)	3	26	(10)	(1)	(26)	-
Non-financial corporations	-	(138)	3	33	-	(1)	(103)	-
Loans and advances	(12,831)	(6,745)	2,702	5,610	(113)	585	(10,793)	540
General governments	(37)	(2)	20	6	(27)	2	(39)	1
Credit institutions	(17)	(2)	3	-	10	(3)	(7)	-
Other financial corporations	(38)	(34)	9	22	10	6	(25)	-
Non-financial corporations	(9,225)	(3,705)	2,158	3,257	(278)	391	(7,402)	335
Households	(3,514)	(3,002)	511	2,325	172	189	(3,319)	205
Collective allowances for incurred but not reported losses on financial assets	(6,024)	(1,558)	1,463	88	775	(15)	(5,270)	1
Debt securities	(113)	(11)	15	1	64	-	(46)	-
Loans and advances	(5,911)	(1,546)	1,449	87	711	(15)	(5,224)	-
Total	(18,890)	(8,470)	4,172	5,762	652	568	(16,206)	541

December 2015 (Millions of euros)
	Opening balance	Increases due to amounts set aside for estimated loan losses during the period	Decreases due to amounts reversed for estimated loan losses during the period	Decreases due to amounts taken against allowances	Transfers between allowances	Other adjustments	Closing balance	Recoveries recorded directly to the statement of profit or loss
Equity instruments
Specific allowances for financial assets, individually and collectively estimated	(10,519)	(6,172)	1,435	5,162	388	(3,160)	(12,866)	490
Debt securities	(33)	(6)	8	-	-	(3)	(35)	-
Credit institutions	(17)	(2)	1	-	(1)	-	(20)	-
Other financial corporations	(16)	(4)	7	-	1	(3)	(15)	-
Loans and advances	(10,487)	(6,166)	1,427	5,162	388	(3,156)	(12,831)	490
General governments	(24)	(16)	17	3	(12)	(6)	(37)	-
Credit institutions	(18)	(11)	5	-	9	(2)	(17)	1
Other financial corporations	(21)	(276)	2	23	231	3	(38)	-
Non-financial corporations	(7,610)	(3,229)	1,169	2,580	(298)	(1,837)	(9,225)	301
Households	(2,814)	(2,635)	234	2,555	459	(1,313)	(3,514)	187
Collective allowances for incurred but not reported losses on financial assets	(3,829)	(578)	576	110	(486)	(1,817)	(6,024)	-
Debt securities	(42)	(9)	6	-	(67)	(1)	(113)	-
Loans and advances	(3,787)	(569)	570	110	(420)	(1,816)	(5,911)	-
Total	(14,348)	(6,750)	2,011	5,272	(98)	(4,977)	(18,890)	490

Headings Of Balance Sheet Under Market Risk
Headings of the balance sheet under market risk (Millions of euros)
	December 2017		December 2016		December 2015
	Main market risk metrics - VaR	Main market risk metrics - Others (*)	Main market risk metrics - VaR	Main market risk metrics - Others (*)	Main market risk metrics - VaR	Main market risk metrics - Others (*)
Assets subject to market risk
Financial assets held for trading	59,008	441	64,623	1,480	64,370	4,712
Available for sale financial assets	5,661	24,083	7,119	28,771	8,234	50,088
Of which: Equity instruments	-	2,404	-	3,559	-	4,067
Derivatives - Hedging accounting	829	1,397	1,041	1,415	528	1,888
Liabilities subject to market risk
Financial liabilities held for trading	42,468	2,526	47,491	2,223	42,550	6,277
Derivatives - Hedging accounting	1,157	638	1,305	689	1,128	806

(*) Includes mainly assets and liabilities managed by ALCO.

VAR By Risk Factor
VaR by Risk Factor (Millions of euros)
	Interest/Spread Risk	Currency Risk	Stock-market Risk	Vega/Correlation Risk	Diversification Effect(*)	Total
December 2017
VaR average in the period	25	10	3	13	(23)	27
VaR max in the period	27	11	2	12	(19)	34
VaR min in the period	23	7	4	14	(26)	22
End of period VaR	23	7	4	14	(26)	22

December 2016
VaR average in the period	28	10	4	11	(23)	29
VaR max in the period	30	16	4	11	(23)	38
VaR min in the period	21	10	1	11	(20)	23
End of period VaR	29	7	2	12	(24)	26

December 2015
VaR average in the period						24
VaR max in the period	32	5	3	9	(18)	30
VaR min in the period	20	6	3	9	(17)	21
End of period VaR	21	9	3	11	(20)	24

(*) The diversification effect is the difference between the sum of the average individual risk factors and the total VaR figure that includes the implied correlation between all the variables and scenarios used in the measurement.

Expected Short fall
Millions of Euros
	Europe	Mexico	Peru	Venezuela	Argentina	Colombia	Chile	Turkey
Expected Shortfall	(75)	(29)	(8)	-	(8)	(8)	(9)	(1)

Sensitivity Analysis To Interest Rate
Sensitivity to Interest-Rate Analysis - December 2017
	Impact on Net Interest Income (*)		Impact on Economic Value (**)
	100 Basis-Point Increase	100 Basis-Point Decrease	100 Basis-Point Increase	100 Basis-Point Decrease
Europe (***)	+ (10% - 15%)	- (5% - 10%)	+ (0% - 5%)	- (0% - 5%)
Mexico	+ (0% - 5%)	- (0% - 5%)	- (0% - 5%)	+ (0% - 5%)
USA	+ (5% - 10%)	- (5% - 10%)	- (0% - 5%)	- (0% - 5%)
Turkey	- (0% - 5%)	+ (0% - 5%)	- (0% - 5%)	+ (0% - 5%)
South America	+ (0% - 5%)	- (0% - 5%)	- (0% - 5%)	+ (0% - 5%)
BBVA Group	+ (0% - 5%)	- (0% - 5%)	+ (0% - 5%)	- (0% - 5%)

(*) Percentage of "1 year" net interest income forecast for each unit.

(**) Percentage of Core Capital for each unit.

(***) In Europe downward movement allowed until more negative level than current rates.

Effect Of Compensation
December 2017 (Millions of euros)
					Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets (D)
	Notes	Gross Amounts Recognized (A)	Gross Amounts Offset in the Condensed Consolidated Balance Sheets (B)	Net Amount Presented in the Condensed Consolidated Balance Sheets (C=A-B)	Financial Instruments	Cash Collateral Received/ Pledged	Net Amount (E=C-D)
Trading and hedging derivatives	10, 15	49,333	11,584	37,749	27,106	7,442	3,202
Reverse repurchase, securities borrowing and similar agreements		26,426	56	26,369	26,612	141	(384)
Total Assets		75,759	11,641	64,118	53,717	7,583	2,818

Trading and hedging derivatives	10, 15	50,693	11,644	39,049	27,106	8,328	3,615
Repurchase, securities lending and similar agreements		40,134	56	40,078	40,158	21	(101)
Total liabilities		90,827	11,701	79,126	67,264	8,349	3,514

December 2016 (Millions of euros)
					Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets (D)
	Notes	Gross Amounts Recognized (A)	Gross Amounts Offset in the Condensed Consolidated Balance Sheets (B)	Net Amount Presented in the Condensed Consolidated Balance Sheets (C=A-B)	Financial Instruments	Cash Collateral Received/ Pledged	Net Amount (E=C-D)
Trading and hedging derivatives	10, 15	59,374	13,587	45,788	32,146	6,571	7,070
Reverse repurchase, securities borrowing and similar agreements		25,833	2,912	22,921	23,080	174	(333)
Total Assets		85,208	16,499	68,709	55,226	6,745	6,738

Trading and hedging derivatives	10, 15	59,545	14,080	45,465	32,146	7,272	6,047
Repurchase, securities lending and similar agreements		49,474	2,912	46,562	47,915	176	(1,529)
Total liabilities		109,019	16,991	92,027	80,061	7,448	4,518

December 2015 (Millions of euros)
					Gross Amounts Not Offset in the Condensed Consolidated Balance Sheets (D)
	Notes	Gross Amounts Recognized (A)	Gross Amounts Offset in the Condensed Consolidated Balance Sheets (B)	Net Amount Presented in the Condensed Consolidated Balance Sheets (C=A-B)	Financial Instruments	Cash Collateral Received/ Pledged	Net Amount (E=C-D)
Trading and hedging derivatives	10, 15	52,244	7,805	44,439	30,350	5,493	8,597
Reverse repurchase, securities borrowing and similar agreements		21,531	4,596	16,935	17,313	24	(402)
Total Assets		73,775	12,401	61,374	47,663	5,517	8,195

Trading and hedging derivatives	10, 15	53,298	8,423	44,876	30,350	9,830	4,696
Repurchase, securities lending and similar agreements		72,998	4,596	68,402	68,783	114	(495)
Total liabilities		126,296	13,019	113,278	99,133	9,944	4,201

LtSs CDB y LMU
LCR main LMU
December 2017
Group	128%
Eurozone(*)	151%
Bancomer	148%
Compass(**)	144%
Garanti	134%

(*) Perimeter: Spain, Portugal and Rest of Eurasia

(**) Compass LCR calculated according to local regulation (Fed Modified LCR)

LtSCD by LMU
	December 2017	December 2016	December 2015
Group (average)	110%	113%	116%
Eurozone	108%	113%	116%
Bancomer	109%	113%	110%
Compass	109%	108%	112%
Garanti	122%	124%	128%
Other LMUs	108%	107%	111%

Liquidity Available by Instrument and Subsidiaries
December 2017 (Millions of euros)
	BBVA Eurozone (1)	BBVA Bancomer	BBVA Compass	Garanti Bank	Other
Cash and balances with central banks	15,634	8,649	2,150	6,692	6,083
Assets for credit operations with central banks	47,429	5,731	24,039	5,661	6,333
Central governments issues	26,784	3,899	2,598	5,661	6,274
Of Which: Spanish government securities	20,836	-	-	-	-
Other issues	20,645	1,831	7,023	-	58
Loans	-	-	14,417	-	-
Other non-eligible liquid assets	7,986	575	621	1,607	345
ACCUMULATED AVAILABLE BALANCE	71,050	14,955	26,810	13,959	12,761

AVERAGE BALANCE	67,823	13,896	27,625	13,862	13,211

(1) It includes Spain, Portugal and Rest of Eurasia.

December 2016 (Millions of euros)
	BBVA Eurozone (1)	BBVA Bancomer	BBVA Compass	Garanti Bank	Other
Cash and balances with central banks	16,038	8,221	1,495	4,758	6,504
Assets for credit operations with central banks	50,706	4,175	26,865	4,935	4,060
Central governments issues	30,702	1,964	1,084	4,935	3,985
Of Which: Spanish government securities	23,353	-	-	-	-
Other issues	20,005	2,212	8,991	-	75
Loans	-	-	16,790	-	-
Other non-eligible liquid assets	6,884	938	662	1,478	883
ACCUMULATED AVAILABLE BALANCE	73,629	13,335	29,022	11,171	11,447

AVERAGE BALANCE	68,322	13,104	27,610	12,871	11,523

(1) It includes Banco Bilbao Vizcaya Argentaria, S.A. and Banco Bilbao Vizcaya Argentaria (Portugal), S.A.

Figures originally reported in the year 2016 in accordance to the applicable regulation, without restatements.

Matrix Of Residual Maturities
December 2017. Contractual Maturities (Millions of euros)
	Demand	Up to 1 Month	1 to 3 Months	3 to 6 Months	6 to 9 Months	9 to 12 Months	1 to 2 Years	2 to 3 Years	3 to 5 Years	Over 5 Years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	8,179	31,029	-	-	-	-	-	-	-	-	39,208
Deposits in credit entities	252	4,391	181	169	120	122	116	112	157	1,868	7,488
Deposits in other financial institutions	1	939	758	796	628	447	1,029	681	806	1,975	8,060
Reverse repo, securities borrowing and margin lending	18,979	2,689	1,921	541	426	815	30	727	226	-	26,354
Loans and Advances	267	21,203	26,323	23,606	15,380	17,516	43,973	35,383	50,809	123,568	358,028
Securities' portfolio settlement	1	1,579	4,159	4,423	2,380	13,391	5,789	11,289	12,070	44,666	99,747

December 2017. Contractual Maturities (Millions of euros)
	Demand	Up to 1 Month	1 to 3 Months	3 to 6 Months	6 to 9 Months	9 to 12 Months	1 to 2 Years	2 to 3 Years	3 to 5 Years	Over 5 Years	Total
LIABILITIES
Wholesale funding	-	3,648	4,209	4,238	1,227	2,456	5,772	6,432	18,391	30,162	76,535
Deposits in financial institutions	6,831	5,863	1,082	2,335	392	1,714	930	765	171	1,429	21,512
Deposits in other financial institutions and international agencies	10,700	4,827	3,290	1,959	554	1,328	963	286	355	1,045	25,307
Customer deposits	233,068	45,171	18,616	11,428	8,711	10,368	7,607	2,612	1,833	2,034	341,448
Security pledge funding	-	35,502	2,284	1,405	396	973	64	23,009	338	1,697	65,668
Derivatives, net	-	(18)	(110)	(116)	(135)	(117)	(336)	(91)	(106)	(419)	(1,448)

December 2016. Contractual Maturities (Millions of euros)
	Demand	Up to 1 Month	1 to 3 Months	3 to 6 Months	6 to 9 Months	9 to 12 Months	1 to 2 Years	2 to 3 Years	3 to 5 Years	Over 5 Years	Total
ASSETS
Cash, cash balances at central banks and other demand deposits	23,191	13,825	-	-	-	-	-	-	-	-	37,016
Deposits in credit entities	991	4,068	254	155	48	72	117	87	122	4,087	10,002
Deposits in other financial institutions	1	1,192	967	675	714	532	1,330	918	942	336	7,608
Reverse repo, securities borrowing and margin lending	-	20,232	544	523	-	428	500	286	124	189	22,826
Loans and Advances	591	20,272	25,990	22,318	16,212	15,613	44,956	35,093	55,561	133,589	370,195
Securities' portfolio settlement	-	708	3,566	3,688	2,301	4,312	19,320	10,010	16,662	51,472	112,039

December 2016. Contractual Maturities (Millions of euros)
	Demand	Up to 1 Month	1 to 3 Months	3 to 6 Months	6 to 9 Months	9 to 12 Months	1 to 2 Years	2 to 3 Years	3 to 5 Years	Over 5 Years	Total
LIABILITIES
Wholesale funding	419	7,380	2,943	5,547	3,463	5,967	7,825	5,963	14,016	31,875	85,397
Deposits in financial institutions	6,762	5,365	1,181	2,104	800	2,176	746	1,156	859	3,714	24,862
Deposits in other financial institutions and international agencies	15,375	6,542	8,624	3,382	2,566	1,897	1,340	686	875	2,825	44,114
Customer deposits	206,140	49,053	25,522	15,736	11,863	11,343	8,619	5,060	781	936	335,052
Security pledge funding	-	38,153	3,561	1,403	1,004	912	1,281	640	23,959	1,712	72,626
Derivatives, net	-	(2,123)	(95)	(190)	(111)	(326)	(132)	(82)	(105)	(47)	(3,210)

Table of Encumbered Assets
December 2017 (Millions of euros)
	Encumbered assets		Non-Encumbered assets
	Book value of Encumbered assets	Market value of Encumbered assets	Book value of non-encumbered assets	Market value of non-encumbered assets
Equity instruments	2,297	2,297	9,616	9,616
Debt Securities	28,700	29,798	84,391	84,391
Loans and Advances and other assets	79,604	-	485,451	-

December 2016 (Millions of euros)
	Encumbered assets		Non-Encumbered assets
	Book value of Encumbered assets	Market value of Encumbered assets	Book value of non-encumbered assets	Market value of non-encumbered assets
Equity instruments	2,214	2,214	9,022	9,022
Debt Securities	40,114	39,972	90,679	90,679
Loans and Advances and other assets	94,718		495,109

Collateral Received
December 2017. Collateral received (Millions of euros)
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance	Nominal amount of collateral received or own debt securities issued not available for encumbrance
Collateral received	23,881	9,630	201
Equity instruments	103	5	-
Debt securities	23,715	9,619	121
Loans and Advances and other assets	63	6	80
Own debt securities issued other than own covered bonds or ABSs	3	161	-

December 2016. Collateral received (Millions of euros)
	Fair value of encumbered collateral received or own debt securities issued	Fair value of collateral received or own debt securities issued available for encumbrance	Nominal amount of collateral received or own debt securities issued not available for encumbrance
Collateral received	19,921	10,039	173
Equity instruments	58	59	-
Debt securities	19,863	8,230	28
Loans and Advances and other assets	-	1,750	144
Own debt securities issued other than own covered bonds or ABSs	5	-	-

Sources Of Encumbrance
December 2017. Sources of encumbrance (Millions of euros)
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered
Book value of financial liabilities	118,704	133,312
Derivatives	11,843	11,103
Loans and Advances	87,484	98,478
Outstanding subordinated debt	19,377	23,732
Other sources	305	1,028

December 2016. Sources of encumbrance (Millions of euros)
	Matching liabilities, contingent liabilities or securities lent	Assets, collateral received and owndebt securities issued other than covered bonds and ABSs encumbered
Book value of financial liabilities	134,387	153,632
Derivatives	9,304	9,794
Loans and Advances	96,137	108,268
Outstanding subordinated debt	28,946	35,569
Other sources	-	2,594